11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Assets, Noncurrent	$ 7,161,421	$ 7,772,093
UNITED STATES
Assets, Noncurrent	1,070,155	1,203,216
PERU
Assets, Noncurrent	41,186	466,288
CANADA
Assets, Noncurrent	$ 6,050,080	$ 6,102,589